CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Revenues:
Online recruitment services	$ 179,138		1,084,448		943,432		803,004
Print advertising	8,428		51,023		105,309		208,365
Other human resource related revenues	89,412		541,270		463,508		358,730
Total revenues	276,978		1,676,741		1,512,249		1,370,099
Less: Business and related taxes	(11,245)		(68,073)		(64,911)		(70,421)
Net revenues	265,733		1,608,668		1,447,338		1,299,678
Cost of services(1)	(73,088)	[1]	(442,454)	[1]	(405,233)	[1]	(370,661)	[1]
Gross profit	192,645		1,166,214		1,042,105		929,017
Operating expenses(1):
Sales and marketing	(75,954)	[1]	(459,802)	[1]	(370,100)	[1]	(329,466)	[1]
General and administrative	(35,972)	[1]	(217,765)	[1]	(186,460)	[1]	(158,355)	[1]
Total operating expenses	(111,926)		(677,567)		(556,560)		(487,821)
Income from operations	80,719		488,647		485,545		441,196
Loss from foreign currency translation	(1,077)		(6,522)		(447)		(9,363)
Loss from impairment of long-term investments							(15,081)
Interest and investment income	12,439		75,301		61,653		42,033
Other income	7,189		43,522		18,934		8,779
Income before income tax expense	99,270		600,948		565,685		467,564
Income tax expense	(16,570)		(100,308)		(95,579)		(81,056)
Net income	82,700		500,640		470,106		386,508
Other comprehensive income:
Foreign currency translation adjustments	(15)		(88)		(9)		325
Comprehensive income	$ 82,685		500,552		470,097		386,833
Earnings per share:
- Basic (in CNY and dollars per share)	$ 1.41		8.55		8.17		6.81
- Diluted (in CNY and dollars per share)	$ 1.38		8.33		7.92		6.54
Earnings per ADS(2):
- Basic (in CNY and dollars per share)	$ 2.82	[2]	17.10	[2]	16.35	[2]	13.62	[2]
- Diluted (in CNY and dollars per share)	$ 2.75	[2]	16.67	[2]	15.84	[2]	13.09	[2]
Weighted average number of shares outstanding:
- Basic (in shares)	58,551,925		58,551,925		57,510,591		56,754,240
- Diluted (in shares)	60,069,197		60,069,197		59,375,123		59,067,424

[1]	Share-based compensation: Included in cost of services (6,084) (7,870) (10,391) (1,716) Included in operating expenses - Sales and marketing (5,230) (6,766) (8,933) (1,476) - General and administrative (26,660) (35,902) (45,534) (7,522)
[2]	Each ADS represents two common shares.